Summary Quarterly Financial Data Summary Quarterly Financial Data (Unaudited) (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended				4 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Oct. 01, 2010	Oct. 01, 2010	Dec. 31, 2011	Sep. 30, 2010	Sep. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Mar. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Net sales					$ 1,909,000,000	$ 2,046,000,000	$ 1,850,000,000	$ 1,778,000,000	$ 1,727,000,000	$ 7,532,000,000	$ 0	$ 1,632,000,000	$ 1,834,000,000	$ 1,778,000,000	$ 5,244,000,000	$ 6,328,000,000
Gross margin					139,000,000	192,000,000	143,000,000	244,000,000	144,000,000	618,000,000	3,000,000	36,000,000	102,000,000	408,000,000	549,000,000	618,000,000
Income (loss) from continuing operations before income taxes					81,000,000	78,000,000	80,000,000	129,000,000	98,000,000	337,000,000	1,090,000,000	(101,000,000)	(125,000,000)	266,000,000	1,130,000,000	299,000,000
Income (loss) from continuing operations					56,000,000	44,000,000	52,000,000	105,000,000	58,000,000	210,000,000	1,063,000,000	(147,000,000)	(174,000,000)	240,000,000	982,000,000	227,000,000
Net income (loss) attributable to Visteon Corporation					37,000,000	26,000,000	35,000,000	86,000,000	38,000,000	136,000,000	1,063,000,000	(164,000,000)	(198,000,000)	225,000,000	926,000,000	171,000,000
Basic earnings attributable to Visteon Corporation					$ 0.72	$ 0.51	$ 0.69	$ 1.71	$ 0.75	$ 2.65		$ (1.27)	$ (1.53)	$ 1.73	$ 7.10	$ 1.31
Diluted earnings attributable to Visteon Corporation					$ 0.71	$ 0.50	$ 0.67	$ 1.66	$ 0.75	$ 2.62		$ (1.27)	$ (1.53)	$ 1.73	$ 7.10	$ 1.31
Gain for Reorganization Items, Pre-tax											1,100,000,000				1,100,000,000
Gain on settlement of Liabilities subject to compromise		(956,000,000)													956,000,000
Liabilities subject to compromise				3,121,000,000
Plan of Reorganization, Date Plan is Effective			Oct. 01, 2010
Gain on adoption of fresh-start accounting	$ (106,000,000)														$ 106,000,000